Summary of Significant Accounting Policies (Details 1) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of common shares and common share equivalents excluded from the calculation of diluted net loss per share	1,023,080	481,358	1,026,514	477,087
Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of common shares and common share equivalents excluded from the calculation of diluted net loss per share	381,330	321,141	366,859	316,870
Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of common shares and common share equivalents excluded from the calculation of diluted net loss per share	287,417	37,417	287,417	37,417
Shares accrued but not issued [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of common shares and common share equivalents excluded from the calculation of diluted net loss per share	1,000	122,800	18,905	122,800
Convertible preferred stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of common shares and common share equivalents excluded from the calculation of diluted net loss per share	100,000		100,000
Convertible debenture [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of common shares and common share equivalents excluded from the calculation of diluted net loss per share	253,333		253,333